TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax exempt income	16.50%
Federal statutory income tax rate	25.00%	25.00%
Valuation allowance of deferred tax assets	$ 70,129	$ 29,814
Value added tax percentage	13.00%
Value added tax receivable	$ 1,570	11,580
Income tax expenses related to other levies and witholding	$ 0	$ 0